CONSOLIDATED STATEMENT OF STOCKHOLDERS' DEFICIT - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Shares at Aug. 31, 2016	53,864,600
Beginning Balance, Amount at Aug. 31, 2016	$ 5,386	$ 556,711	$ (642,728)	$ (80,631)
Beneficial Conversion Feature				0
Net loss			(8,430)	(8,430)
Ending Balance, Shares at Aug. 31, 2017	53,864,600
Ending Balance, Amount at Aug. 31, 2017	$ 5,386	556,711	(651,158)	(89,061)
Stock issued for a debt conversion,shares	130,000,000
Stock issued for a debt conversion,amount	$ 13,000
Beneficial Conversion Feature		27,954		27,954
Net loss			(86,846)	(86,846)
Ending Balance, Shares at Aug. 31, 2018	183,864,600
Ending Balance, Amount at Aug. 31, 2018		$ 584,665	$ (738,004)	(134,953)
Beneficial Conversion Feature				0
Net loss				(23,095)
Ending Balance, Amount at May. 31, 2019				$ (158,048)